Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2019 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	4,784,739
Swap
Derivative [Line Items]
Commodity volumes, Gas	2,134,739
Options
Derivative [Line Items]
Commodity volumes, Gas	150,000
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	2,500,000